Other Long-Term Assets	9 Months Ended
Sep. 30, 2011
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	5	7
Investments in associates - listed	6	3
Investments in equity accounted joint ventures	661	601
Carrying value of equity method investments	672	611

Investment in marketable equity securities - available for sale	90	124
Investment in marketable debt securities - held to maturity	8	13
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	84	89
Restricted cash	22	33
Other non-current assets	142	192
	1,029	1,073

Investments in associates

During the nine months ended September 30, 2011, the Company fully impaired its investment in Orpheo (Proprietary) Limited. An impairment loss of $2 million (net of tax of $nil million) was recognized and the impairment loss is reflected in equity income in associates for 2011.

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	53	35
Gross unrealized gains	39	89
Gross unrealized losses	(2)	-
Fair value (net carrying value)	90	124

Investments in marketable equity securities includes an acquisition on July 22, 2011 of 47,065,916 shares (or approximately 19.79 percent) in First Uranium Corporation (“First Uranium”), a Canadian incorporated company, at a price of CAD0.60 per share ($0.64 per share), representing aggregate consideration of $30 million.
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments recognized. See note F. (1)	18	-

Proceeds on disposal of available for sale securities (2)	2	9

The Company holds various equities as strategic investments in gold exploration companies. Five of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

(1)	Impairments relating to available for sale investments in marketable equity securities included:

	First Uranium Corporation (South Africa)	16	-

	Village Main Reef Limited (South Africa)	2	-

	The impairments resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

(2)	During 2011 and 2010, the Company disposed of certain equity investments held by the Environmental Rehabilitation Trust Fund and its shares held in Red 5 Limited, respectively.

	Reclassification of fair value adjustments to the income statement	1	(6)

	Related taxation	-	2

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At September 30, 2011

Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(2)	-	(2)

At December 31, 2010
Aggregate fair value of investments with unrealized losses	4	-	4
Aggregate unrealized losses	-	-	-

		At September 30,	At December 31,
		2011	2010
		(unaudited)
		(in US Dollars, millions)

	Investment in marketable debt securities - held to maturity	8	13
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $10 million (2010: $14 million) and gross unrealized gains of $2 million (2010: $1 million).

	Investment in non-marketable assets - held to maturity	2	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Cost method investment	9	9
	The cost method investment mainly represent shares held in XDM Resources Limited. (3)

	Investment in non-marketable debt securities - held to maturity	84	89
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As at September 30, 2011 the contractual maturities of debt securities were as follows:

	Marketable debt securities

	Three to seven years	8

	Non-marketable debt securities

	Less than one year	84

	Restricted cash	22	33
	Restricted cash represent cash balances held by Environmental Rehabilitation Trust Fund and Environmental Protection Bond.

	Financing receivables
	Loans of $19 million (2010: $8 million) are included in other long-term assets and loans of $1 million (2010: $nil million) are included in other debtors. There are no allowances for credit losses relating to these loans. Credit quality of loans is monitored on an ongoing basis.

(3)	The fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and it is not practicable to estimate the fair value of the investment.